Assets Held For Sale And Derecognition Of Asset - Schedule of Conclusion Of The Transaction Cost Recognized The Following Accounting Effects (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets		R$ 57
Property, Plant and Equipment, Intangible Assets - Plants [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets		20
Financial assets – Generation – Concession grant fee [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets		R$ 37